Exhibit 99.7

TPR Firm:		Report Date:	6/25/2024

Client Name:	Finance of America Reverse	Report:	Rating Agency Grades

Deal Name:	FASST 2024-S3	Loans in report:	2

					INITIAL CREDIT GRADES					INITIAL COMPLIANCE GRADES
Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P
XXX	XXX			XXX	C	C	C	C	C	D	D	D	D	D
XXX	XXX			XXX	B	B	B	B	B	A	A	A	A	A

	INITIAL PROPERTY GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT GRADES
Incenter Loan ID	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P
XXX	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A
XXX	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B

	FINAL COMPLIANCE GRADES					FINAL PROPERTY GRADES					FINAL OVERALL LOAN GRADES
Incenter Loan ID	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P
XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B